Net Loss per Share of Common Stock (Computation of basic and diluted net losses per common share) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share Disclosure [Line Items]
Loss from discontinued operations attributable to shares of common stock						$ 0		$ (455)
Net loss attributable to shares of common stock		$ (10,807)	$ (8,509)	$ (14,762)	$ (15,485)	$ (11,157)		$ (109,677)
Basic common stock shares outstanding		14,993,686	9,469,162	14,576,183	9,405,181	10,217,734	[1]	8,964,033	[1]
Basic loss per common stock share from continuing operations	[1]					$ (1.09)		$ (12.18)
Basic loss per common stock share from discontinued operations	[1]					0		(0.06)
Basic net loss per common stock share		$ (0.72)	$ (0.90)	$ (1.01)	$ (1.65)	$ (1.09)	[1]	$ (12.24)	[1]
Diluted common stock shares outstanding		14,993,686	9,469,162	14,576,183	9,405,181	10,217,734	[1]	9,048,974	[1]
Diluted loss per common stock share from continuing operations	[1]					$ (1.09)		$ (12.31)
Diluted loss per common stock share from discontinued operations	[1]					0		(0.05)
Diluted net loss per common stock share		$ (0.72)	$ (0.90)	$ (1.01)	$ (1.65)	$ (1.09)	[1]	$ (12.36)	[1]
Net loss per share data presented excludes from the calculation of diluted net loss the following potentially dilutive securities, as they had an anti-dilutive impact:
Total number of potentially dilutive instruments, excluded from the calculation of net loss per share		2,506,921	3,155,716	2,666,383	3,155,716	3,181,443		2,580,195
Basic Numerator [Member]
Earnings Per Share Disclosure [Line Items]
Net loss from continuing operations attributable to shares of common stock						$ (11,157)		$ (109,222)
Loss from discontinued operations attributable to shares of common stock						0		(455)
Net loss attributable to shares of common stock		$ (10,807)	$ (8,509)	$ (14,762)	$ (15,485)	$ (11,157)		$ (109,677)
Basic Denominator [Member]
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares of common stock outstanding during the period		14,993,686	9,469,162	14,576,183	9,405,181	10,217,734		8,964,033
Weighted average number of penny stock options						0		0
Basic common stock shares outstanding		14,993,686	9,469,162	14,576,183	9,405,181	10,217,734		8,964,033
Basic loss per common stock share from continuing operations						$ (1.09)		$ (12.18)
Basic loss per common stock share from discontinued operations						0		(0.06)
Basic net loss per common stock share						$ (1.09)		$ (12.24)
Diluted net loss per common stock share		$ (0.72)	$ (0.90)	$ (1.01)	$ (1.65)
Diluted Numerator [Member]
Earnings Per Share Disclosure [Line Items]
Net loss from continuing operations attributable to shares of common stock						$ (11,157)		$ (109,222)
Net loss attributable to shares of common stock		$ (10,807)	$ (8,509)	$ (14,762)	$ (15,485)
Increase in net loss attributable to derivative warrants						0		(2,201)
Diluted net loss from continuing operations attributable to shares of common stock						(11,157)		(111,423)
Diluted net loss from discontinued operations attributable to shares of common stock						0		(455)
Diluted net loss attributable to shares of common stock		(10,807)	(8,509)	(14,762)	(15,485)	$ (11,157)		$ (111,878)
Increase in net loss attributable to derivative liabilities and interest expense		$ 0	$ 0	$ 0	$ 0
Diluted Denominator [Member]
Earnings Per Share Disclosure [Line Items]
Basic common stock shares outstanding		14,993,686	9,469,162	14,576,183	9,405,181	10,217,734		8,964,033
Shares assumed issued upon exercise of derivative warrants during the year						0		84,941
Diluted common stock shares outstanding		14,993,686	9,469,162	14,576,183	9,405,181	10,217,734		9,048,974
Diluted loss per common stock share from continuing operations						$ (1.09)		$ (12.31)
Diluted loss per common stock share from discontinued operations						0		(0.05)
Weighted average number of derivative liabilities in the money		0	0	0	0
Diluted net loss per common stock share		$ (0.72)	$ (0.90)	$ (1.01)	$ (1.65)	$ (1.09)		$ (12.36)
Both vested and unvested options to purchase an equal number of shares of common stock of the Company
Net loss per share data presented excludes from the calculation of diluted net loss the following potentially dilutive securities, as they had an anti-dilutive impact:
Total number of potentially dilutive instruments, excluded from the calculation of net loss per share		1,492,434	888,047	1,492,434	888,047	871,484		805,235
Unvested Restricted Stock Units (“RSU”) [Member]
Net loss per share data presented excludes from the calculation of diluted net loss the following potentially dilutive securities, as they had an anti-dilutive impact:
Total number of potentially dilutive instruments, excluded from the calculation of net loss per share		7,808	60,990	7,808	60,990	53,280		119,636
Warrants to purchase an equal number of shares of common stock of the Company [Member]
Net loss per share data presented excludes from the calculation of diluted net loss the following potentially dilutive securities, as they had an anti-dilutive impact:
Total number of potentially dilutive instruments, excluded from the calculation of net loss per share		1,006,679	956,679	1,006,679	956,679	1,006,679		1,655,324
Conversion feature of Senior Secured Notes [Member]
Net loss per share data presented excludes from the calculation of diluted net loss the following potentially dilutive securities, as they had an anti-dilutive impact:
Total number of potentially dilutive instruments, excluded from the calculation of net loss per share		0	1,250,000	159,462	1,250,000	1,250,000		0

[1]	Adjusted to reflect the impact of the 1:10 reverse stock split that became effective on November 27, 2015.